Income Taxes (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Statutory income tax rate	20.00%
Effective tax rate percentage	32.70%	(16.40%)	25.70%
Taiwan [Member]
Income Taxes [Line Items]
Percentage of effective income tax rate	23.45%
Statutory income tax rate	20.00%
Percentage of undistributed earnings tax	5.00%
United States [Member]
Income Taxes [Line Items]
Statutory income tax rate	21.00%
State corporate income tax rate percentage	10.50%
Effective tax rate percentage	13.125%
California [Member]
Income Taxes [Line Items]
State corporate income tax rate percentage	8.84%
Colorado [Member]
Income Taxes [Line Items]
State corporate income tax rate percentage	4.40%
Arizona [Member]
Income Taxes [Line Items]
State corporate income tax rate percentage	4.90%
Japan [Member]
Income Taxes [Line Items]
State corporate income tax rate percentage	23.20%	23.20%	23.20%